Goodwill and Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges	$ 16,135,000		$ 16,135,000		$ 46,498,689
Impairments of goodwill			16,135,000		26,972,631
Goodwill and Intangible Asset Impairment					44,428,775
Asset impairment charges	0	0	0	0		0
Amortization of intangible assets	1,912,257	3,186,353	3,752,562	6,291,691	11,872,117	3,304,872
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges	14,500,000		14,500,000		14,500,000
Impairments of goodwill			14,500,000		3,852,876
Amortization of intangible assets	1,663,671	2,197,691	3,255,411	4,471,691	8,544,593	2,782,446
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges	1,635,000
Impairments of goodwill			1,635,000		23,119,755
Amortization of intangible assets	248,586	$ 910,000	497,151	$ 1,820,000	3,192,236	421,593
Other Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					135,288	$ 100,833
GGC Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill			1,635,000
EEG Gaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges			$ 1,635,000
Impairments of goodwill	$ 16,135,000
Argyll, EGL, GGC and Helix Tradenames [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					3,644,048
Developed Technology and Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					12,100,997
Argyll and EGL Player Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					1,675,580
Argyll Gaming Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					35,519
Argyll, EGL, GGC and Helix [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					17,456,144
EGL Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill					1,895,164
GGC Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill					8,831,000
Helix Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill					12,393,591
EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					44,481
Impairments of goodwill					23,119,755
EEGI Gaming Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill					3,852,876
GGC Reporting Unit and EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairments of goodwill					$ 2,614,832